Equity (Tables)	6 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Movement of Warrant

The movement of warrants is as follows:

	As of March 31, 2025 (Unaudited)
	Valuation	Shares
	US$	US$
Balance at beginning of the year	$—	$—
Issuance(a)	14,493,455	666,667
Exercise price adjustment(b)	14,493,455	19,801,980
Fair value changes(c)	(3,734,131)	—
Exercise(c)	9,909,270	18,237,500
Balance at end of the year	$850,054	1,564,480

(a)	On October 13, 2024, the Company issued and sold 333,333 (Pre-split 5,000,000) Class A accompanying warrants of 666,667 (Pre-split 10,000,000) shares. The Company had received the net proceeds of $2.5 million on October, 2024. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $14,493,455.

(b)	According to the terms of the Warrant and the SPA agreement, on the 14th trading day after the signing date, the exercise price of the Warrant will be adjusted to 20% of the closing price before the signing date. The total value of the warrants remains unchanged, and the number of warrants after adjustment is 19,801,980 (Pre-split 297,029,703).

(c)	As of the date of exercise, the fair value of the warrants liability was $10,759,324 resulting in a gain on changes in fair value of $3,734,131. On February 17, 2025, 18,237,500 warrants were exercised. After this exercise, the number of remaining unexercised warrants is 1,564,480, with a corresponding fair value of $850,054.